Stock Incentive Plan (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended														12 Months Ended	1 Months Ended	10 Months Ended	12 Months Ended
	Jul. 28, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 24, 2012	Dec. 31, 2009	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2005 Stock Options [Member]	Dec. 31, 2007 Stock Options [Member] Vest in One Year [Member]	Dec. 31, 2007 Stock Options [Member] Vest in Two Years [Member]	Dec. 31, 2007 Stock Options [Member] Vest in Three Years [Member]	Dec. 31, 2007 Stock Options [Member] Director [Member]	Dec. 31, 2007 Stock Options [Member] Executive Officer [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 30, 2012 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member] Vest on December 31, 2012 [Member]	Jun. 30, 2011 Restricted Stock [Member] Vest on December 31, 2013 [Member]	Oct. 31, 2011 Restricted Stock [Member] Vest on December 31, 2013 [Member]	Dec. 31, 2012 Restricted Stock [Member] Vest on December 31, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award											4,000							25,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 250.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures															900	2,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period		0	0	0			0	0	0			2,800	300	300							7,000	1,000	400	5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		0	0	0			0	0	0	2,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		0	0	195,100	1,200	278,727	0	1,200	1,200	1,200							5,000	18,400	12,000	13,400
Stock Issued During Period, Shares, Reverse Stock Splits	26,194
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																				13,400
Allocated Share-based Compensation Expense																	$ 122
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																	$ 58
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																	8 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 0	$ 412.50	$ 255.20		$ 215.50